Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 958,518,718.76
Total Fee Amount	83,391.13
Total Offset Amount	0.00
Net Fee	$ 83,391.13
Offering Table N/A
Offset Table N/A	N/A